UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09425
                                                    -----------

                    Advantage Advisers Whistler Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
            --------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------
                        Date of fiscal year end: March 31
                                                ---------
                  Date of reporting period: September 30, 2006
                                           -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]

                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
                              FINANCIAL STATEMENTS


                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)


                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital                         1
Schedule of Investments                                                       2
Statement of Operations                                                       4
Statements of Changes in Members' Capital                                     5
Statement of Cash Flows                                                       6
Notes to Financial Statements                                                 7
Supplemental Information                                                     13

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

----------------------------------------------------------------------------------------------------
                                                                                 SEPTEMBER 30, 2006
                                                                                     (UNAUDITED)
    ASSETS

INVESTMENTS IN INVESTMENT FUNDS, AT FAIR VALUE (COST - $76,551,885)                     $111,149,665
Cash and cash equivalents                                                                  2,168,637
Receivable for investments sold                                                           12,537,847
Interest receivable                                                                            5,421
Other assets                                                                                  29,355
                                                                                       -------------

      TOTAL ASSETS                                                                       125,890,925
                                                                                       -------------

    LIABILITIES

Withdrawals payable                                                                           37,413
Contributions received in advance                                                            866,000
Accounting and investor services fees payable                                                 43,489
Custodian fees payable                                                                         5,443
Accrued expenses                                                                             151,123
                                                                                       -------------
      TOTAL LIABILITIES                                                                    1,103,468
                                                                                       -------------
           NET ASSETS                                                                   $124,787,457
                                                                                       =============
    MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                               $ 90,189,677
Net unrealized appreciation on investments                                                34,597,780
                                                                                       -------------
    MEMBERS' CAPITAL - NET ASSETS                                                       $124,787,457
                                                                                       =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FIRST
                                           FIRST                   SEPTEMBER 30,    % OF        % OF      AVAILABLE
                                        ACQUISITION                    2006      INVESTMENT   MEMBERS'   REDEMPTION
    INVESTMENT FUND                        DATE           COST      FAIR VALUE    FUND HELD    CAPITAL     DATE **     LIQUIDITY ***
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
    Aristeia Partners, L.P.              1/1/2001    $  2,250,000  $  4,332,446     2.68%        3.47%       N/A       Quarterly
    Citadel Wellington LLC               1/1/2005       1,500,000     7,270,825     0.22         5.83        N/A       Quarterly
                                                     ------------------------------------------------
Total Convertible Arbitrage                             3,750,000    11,603,271                  9.30
DISTRESSED SECURITIES
    Harbinger Capital Partners
       Fund I, L.P.                      4/1/2003       4,000,000      7,414,392    1.02         5.94        N/A      Quarterly
    Whippoorwill Distressed
       Opportunity Fund, L.P.            2/1/2005       6,000,000      6,637,993    3.05         5.32        N/A     Semi-annual
                                                     ------------------------------------------------
Total Distressed Securities                            10,000,000    14,052,385                 11.26
EVENT DRIVEN
    Camulos Partners LP                 11/1/2005       6,500,000     8,122,127     4.92         6.51        N/A      Quarterly
    Castlerigg Partners, L.P.            7/1/2004       6,000,000     7,402,243     2.02         5.93        N/A      Quarterly
    Jolly Roger Fund, L.P.              10/1/2005       6,500,000     6,383,995     2.68         5.12        N/A      Quarterly
    Owl Creek II, L.P.                   2/1/2005       7,500,000     8,454,456     1.81         6.77        N/A       Annual
                                                     ------------------------------------------------
Total Event Driven                                     26,500,000    30,362,821                 24.33
GLOBAL CAPITAL MARKETS ARBITRAGE
    DKR SoundShore Oasis Fund L.P.       7/1/2006       8,000,000     8,097,690     6.91         6.49       1/1/08      Annual
                                                     ------------------------------------------------
Total Global Capital Markets Arbitrage                  8,000,000     8,097,690                  6.49
HEDGED EQUITY
    Kingdon Associates                   7/1/2004       3,476,885     4,594,878     0.31         3.68        N/A      Quarterly
                                                     ------------------------------------------------
Total Hedged Equity                                     3,476,885     4,594,878                  3.68
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FIRST
                                           FIRST                   SEPTEMBER 30,    % OF        % OF      AVAILABLE
                                        ACQUISITION                    2006      INVESTMENT   MEMBERS'   REDEMPTION
    INVESTMENT FUND                        DATE           COST      FAIR VALUE    FUND HELD    CAPITAL     DATE **     LIQUIDITY ***
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
    Artis Technology Qualified 2X, L.P.    1/1/02     $ 5,750,000  $ 10,505,996     4.80%        8.42%       N/A      Quarterly
    Millgate Partners, L.P.               10/1/99       2,700,000     7,026,940     2.99         5.63        N/A      Quarterly
    North Sound Legacy Institutional
       Fund LLC                            1/1/02       3,500,000     5,335,275     0.76         4.28        N/A      Quarterly
    TCS Capital II, L.P.                   1/1/04       4,500,000     7,293,016     1.17         5.84        N/A       Annual
                                                     ------------------------------------------------
Total Long/Short Equity                                16,450,000    30,161,227                 24.17
OPPORTUNISTIC
    Eos Partners, L.P.                    10/1/99       6,625,000     9,816,575     2.60         7.87        N/A       Annual
                                                     ------------------------------------------------

TOTAL OPPORTUNISTIC                                     6,625,000     9,816,575                  7.87
SPECIALTY
    Cipher Composite Fund Limited
        Partnership                        3/1/04       1,750,000     2,460,818    18.75         1.97        N/A       Monthly
                                                     ------------------------------------------------
Total Specialty                                         1,750,000     2,460,818                  1.97
                                                     ------------------------------------------------
    TOTAL                                             $76,551,885  $111,149,665                 89.07%
                                                     ------------------------------------------------
    Other assets, less liabilities*                                  13,637,792                 10.93
                                                                 --------------                ------
    MEMBERS' CAPITAL -- NET ASSETS                                 $124,787,457                100.00%
                                                                 ==============                ======

      * Includes $2,168,637 invested in a PNC Bank Money Market Account, which is 1.74% of net assets.
     ** From original investment date. N/A represents "Not Applicable".
    *** Available frequency of redemptions after initial lock-up period.


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS

---------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                                SEPTEMBER 30, 2006
                                                                                    (UNAUDITED)

INVESTMENT INCOME
     Interest                                                                             $ 107,324
                                                                                       ------------
EXPENSES
     Administration fees                                                                    622,109
     Legal fees                                                                             109,015
     Accounting and investor services fees                                                   65,525
     Audit and tax fees                                                                      61,113
     Line of credit fees                                                                     36,617
     Insurance expense                                                                       33,646
     Board of Managers' fees and expenses                                                    27,286
     Printing expense                                                                        15,753
     Custodian fees                                                                           9,217
     Registration fees                                                                        3,037
     Interest expense                                                                           646
     Miscellaneous expenses                                                                  17,615
                                                                                       ------------
       TOTAL EXPENSES                                                                     1,001,579
                                                                                       ------------
       NET INVESTMENT LOSS                                                                 (894,255)
                                                                                       ============
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       NET REALIZED GAIN ON INVESTMENTS                                                   4,564,239
       NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                                      (1,913,721)
                                                                                       ------------
       NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                    2,650,518
                                                                                       ------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES              $ 1,756,263
                                                                                       ------------

    The accompanying notes are an integral part of thesefinancial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
                                                        SPECIAL
                                                       ADVISORY
                                                        MEMBER                MEMBERS               TOTAL
                                                      ----------            ----------             -------
MEMBERS' CAPITAL, MARCH 31, 2005                      $      --           $ 127,492,242           $ 127,492,242
FROM INVESTMENT ACTIVITIES
  Net investment loss                                        --              (1,995,284)             (1,995,284)
  Net realized gain on investments                           --              11,182,059              11,182,059
  Net change in unrealized gain on
    investments                                              --               5,968,803               5,968,803
  Incentive allocation                                  734,717                (734,717)                     --
                                                      ---------           -------------           -------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
  FROM INVESTMENT ACTIVITIES                            734,717              14,420,861              15,155,578
                                                      ---------           -------------           -------------
MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                      --              16,346,719              16,346,719
  Capital withdrawals                                  (734,717)            (34,187,899)            (34,922,616)
                                                      ---------           -------------           -------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                          (734,717)            (17,841,180)            (18,575,897)
                                                      ---------           -------------           -------------
MEMBERS' CAPITAL, MARCH 31, 2006                      $      --           $ 124,071,923           $ 124,071,923
                                                      =========           =============           =============
FROM INVESTMENT ACTIVITIES
  Net investment loss                                 $      --           $    (894,255)          $    (894,255)
  Net realized gain on investments                           --               4,564,239               4,564,239
  Net change in unrealized gain on
    investments                                              --              (1,913,721)             (1,913,721)
  Incentive allocation                                   37,413                 (37,413)                     --
                                                      ---------           -------------           -------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED
    FROM INVESTMENT ACTIVITIES                           37,413               1,718,850               1,756,263
                                                      ---------           -------------           -------------
Members' capital transactions
  Capital contributions                                      --               5,918,920               5,918,920
  Capital withdrawals                                   (37,413)             (6,922,236)             (6,959,649)
                                                      ---------           -------------           -------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
  FROM CAPITAL TRANSACTIONS                             (37,413)             (1,003,316)             (1,040,729)
                                                      ---------           -------------           -------------
MEMBERS' CAPITAL, SEPTEMBER 30, 2006                  $      --           $ 124,787,457           $ 124,787,457
                                                      =========           =============           =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS

------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED
                                                                             SEPTEMBER 30, 2006
                                                                                 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in members' capital derived from investment activities                $ 1,756,263
  Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
      Purchases of investment funds                                                   (9,500,000)
      Proceeds from redemptions from investment funds                                 19,114,239
      Net realized gain on investments                                                (4,564,239)
      Net change in unrealized loss on investments                                     1,913,721
      Increase in receivable for investments sold                                    (11,785,083)
      Decrease in interest receivable                                                      1,066
      Decrease in other assets                                                            34,015
      Decrease in administration fees payable                                           (100,914)
      Decrease in accounting and investor services fees payable                             (853)
      Increase in custodian fees payable                                                   2,443
      Decrease in accrued expenses                                                       (58,566)
                                                                                    ------------
      NET CASH USED IN OPERATING ACTIVITIES                                           (3,187,908)
                                                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Capital contributions                                                                5,752,170
  Decrease in loan payable                                                            (1,500,000)
  Capital withdrawals                                                                 (7,656,048)
                                                                                    ------------
      NET CASH USED IN FINANCING ACTIVITIES                                           (3,403,878)
                                                                                    ------------
      NET CHANGE IN CASH AND CASH EQUIVALENTS                                         (6,591,786)
        Cash and cash equivalents at beginning of period                               8,760,423
                                                                                    ------------
        CASH AND CASH EQUIVALENTS AT END OF PERIOD                                   $ 2,168,637
                                                                                    ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
  Cash paid during the period for interest                                           $       646
                                                                                    ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

         Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

         The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2. SIGNIFICANT ACCOUNTING POLICIES

         The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION

         The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements.

         Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 2% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually, subject to an initial lock-up period.

         The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

         B. REVENUE AND EXPENSE RECOGNITION

         Investment transactions are recorded on a trade date basis. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost. Realized gains and losses are recorded on a cost recovery basis. Interest income and expense are recorded on the accrual basis.

         C. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2006, $2,168,637 in cash equivalents were held at PNC Bank in an interest-bearing account.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified $1,995,284 from accumulated net investment loss and $11,182,059 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2006. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

         Net profit or net losses of the Company for each fiscal period will be allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. As of September 30, 2006 an incentive allocation in the amount of $37,413 was credited to the special advisory account as a result of capital withdrawals during the six months ended. Based upon the profits for the six months ended September 30, 2006, the additional incentive allocation that would be credited to the special advisory account is $891,869. However, the amount is not reflected in the accompanying statement of changes in members' capital, because the incentive allocation is credited at the end of each calendar year when and if earned.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Company's assets.

         PFPCInc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $27,580 for the six months ended September 30, 2006.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5. NEW ACCOUNTING PRONOUNCEMENTS

         In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for finanacial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Advantage Advisers Whistler Fund, L.L.C. does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal year."

6. INVESTMENTS

         Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2006, amounted to $9,500,000 and $19,114,239, respectively. At March 31, 2006, the cost of investments for Federal income tax purposes was estimated at $87,200,303. For Federal income tax purposes, at March 31, 2006, accumulated unrealized appreciation on investments was $30,913,083 consisting entirely of gross unrealized appreciation.

7. LINE OF CREDIT

         The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of September 30, 2006, the Company had no outstanding borrowings against this line of credit. For the six months ended September 30, 2006, the average daily amount of such borrowings was $546 and the daily weighted average annualized interest rate was 7.75%.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                         SIX MONTHS         YEAR            YEAR            YEAR           YEAR           YEAR
                                            ENDED           ENDED           ENDED           ENDED          ENDED          ENDED
                                        SEPTEMBER 30,     MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,      MARCH 31,
                                            2006            2006            2005            2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------------

    Net assets, end of period (000s)       $124,787        $124,072        $127,492        $123,473       $136,808       $103,206
    Ratio of net investment loss to
      average net assets*                     (1.44%)***      (1.58%)         (1.54%)         (1.43%)        (1.37%)        (1.30%)
    Ratio of expenses to
      average net assets*                      1.62%***        1.66%           1.62%           1.46%          1.44%          1.37%
    Ratio of incentive allocation to
      average net assets                       0.03%           0.58%           0.67%           0.74%          0.24%          0.46%
    Total return--gross**                      1.43%          12.95%           3.67%           8.64%          2.36%          5.07%
    Total return--net**                        1.29%          11.66%           3.28%           7.93%          2.00%          4.44%
    Portfolio turnover                         8.08%          22.15%          47.22%          25.96%         17.58%         16.09%
    Average debt ratio                         0.03%           0.42%           0.01%           0.00%          0.00%          0.00%

* The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any.

***  ANNUALIZED.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

10. SUBSEQUENT EVENTS

         Subsequent to September 30, 2006 and through November 22, 2006, the Company received initial and/or additional contributions from Members of $2,857,000.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I. PORTFOLIO HOLDINGS

         The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

         A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                  TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------        --------------     ----------------------------------------------------------------   ------------

Jesse H. Ausubel, 55               Indefinite;       Director, Program for the Human Environment and Senior Research           5
C/O Oppenheimer AsSet                Since           Associate, The Rockefeller University (1993 to Present);
Management Inc.                     May 1999         Director, Richard Lounshery Foundation (1998 to present); Program
200 Park Avenue                                      Director, Alfred P. Sloan Foundation (1994 to present); Adjunct
New York, NY 10116                                   Scientist, Woods Hole Oceanographic Institution (1990 to
Manager                                              present).Mr. Ausubel is a Director of Advantage Advisers Augusta
                                                     Fund, L.L.C. and Advantage Advisers Troon Fund, L.L.C., Manager
                                                     of Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                     Xanthus Fund, L.L.C., which are affiliates.

Lawrence Becker, 51                Indefinite;       Private investor in real estate investment management concerns.           5
c/o Oppenheimer Asset                 Since          From February 2000 through June 2003, he was V.P.--Controller/
Management Inc.                   October 2003       Treasurer for National Financial Partners, which specializes in
200 Park Avenue                                      financial services distribution. Prior to that, Mr. Becker was a
New York, NY 10166                                   Managing Director--Controller/Treasurer of Oppenheimer Capital
Manager                                              and its Quest for Value Funds. (Oppenheimer Capital is not
                                                     affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the treasurer of The France Growth
                                                     Fund, Inc.; Director of the Asia Tigers Fund, Inc. and The India
                                                     Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                     Advantage Advisers Multi-Sector Fund I, Advantage Advisers Troon
                                                     Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

James E. Buck, 70               Indefinite; since    Retired: Senior Vice President and Corporate Secretary of the New         5
c/o Oppenheimer Asset              April 2003        YorkStock Exchange, Inc. (the "Exchange") and the subsidiaries
Management Inc.                                      of the Exchange, including the NYSEFoundation. Mr.Buck is a
200 Park Avenue                                      Director of Advantage Advisers Augusta Fund, L.L.C. and Advantage
New York, NY 10116                                   Advisers Troon Fund, L.L.C., Manager of Advantage Advisers Multi-
Manager                                              Sector Fund I and Advantage Advisers Xanthus Fund, L.L.C.,
                                                     which are affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                  TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------        --------------     ----------------------------------------------------------------   ------------

Luis Rubio, 51                    Indefinite;        President of Centro de Investigacion Para el Desarrollo, A.C.             9
c/o Oppenheimer Asset                Since           (Center of Research Development) (2000 to present) and Director
Management Inc.                    May 2003          of same 1984 - 2000); Adjunct Fellow of the Center for Strategic
200 Park Avenue                                      and International Studies; Director of The Asia Tigers Fund, Inc.
New York, NY 10166                                   and The India Fund, Inc.; Manager of Advantage Advisers Augusta
Manager                                              Fund, L.L.C., Advantage Advisers Catalyst International, Ltd.,
                                                     Advantage Advisers Multi-Sector Fund I, Advantage Advisers
                                                     Technology Partners, L.L.C., Advantage Advisers Technology
                                                     International, Ltd., Advantage Advisers Troon Fund, L.L.C.,
                                                     Advantage Advisers Whistler International, Ltd. and Advantage
                                                     Advisers Xanthus Fund, L.L.C., which are affiliates; Director of
                                                     Empress Ica SA de CV, a Mexican construction company (since
                                                     2006).

Janet L. Schinderman, 55          Indefinite;        Associate Dean for Special Projects and Secretary to the Board of         5
c/o Oppenheimer Asset                Since           Overseers at Columbia Business School from 1990 until June 2006;
Management Inc.                    May 2003          Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage
200 Park Avenue                                      Advisers Multi-Sector Fund I, Advantage Advisers Troon Fund,
New York, NY 10166                                   L.L.C., and Advantage Advisers Xanthus Fund L.L.C., which are
Manager                                              affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INTERESTED MANAGER

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                  TERM OF OFFICE                                                                        FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------        --------------     ----------------------------------------------------------------   ------------

Bryan McKigney, *48,              Indefinite;        Mr. McKigney is a Managing Director and the Chief Administrative          5
c/o Oppenheimer Asset            Manager since       Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.                December 1, 2004;     financial services industry since 1981 and has held various
200 Park Avenue                  President and       management positions at Canadian Imperial Bank of Commerce (1993
New York, NY 10166                 CEO since         - 2003) and the Chase Manhattan Bank N.A. (1981 - 1993). He
Manager, President, CEO       September 23, 2004     serves as Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                     Advantage Advisers Multi-Sector Fund I, Advantage Advisers Troon
                                                     Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.
COMPANY OFFICERS

 In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 53,             Indefinite;        Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer             Since           Officer for Oppenheimer Asset Management. Prior to that, he had
                                March 18, 2005.      his own law firm with a focus on mutual funds, investment
                                                     advisers and general securities law, beginning in 2001. Mr. Beach obtained an LL.M. in Taxation at Temple University School of Law
                                                     during the period 1999 - 2001.

Vineet Bhalla, 46,                Indefinite;        Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer              Since           Management since May 2005. From July 2002 to May 2005, he was an
                                July 27, 2005.       Assistant Vice President at Zurich Capital Markets Inc., a
                                                     Director of the Client Service Group at GlobeOp Financial
                                                     Services, and a Senior Consultant at Capital Markets Company.
                                                     Prior to that, he was a Vice President at Blackrock Financial
                                                     Management since June 1999. Mr. Bhalla is a Certified Public
                                                     Accountant. He graduated with an MBA from Saint Mary's
                                                     University, Halifax, Canada in 1986.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

COMPANY OFFICERS


                                  TERM OF OFFICE
NAME, AGE, ADDRESS AND             AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY        TIME SERVED                        DURING PAST 5 YEARS
--------------------------        --------------     ----------------------------------------------------------------

Deborah Kaback, 55                Indefinite;        Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and              Since           Management since June 2003. She was Executive Director of CIBC
Vice President                   July 23, 2003       World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds,
                                                     Inc. from November 1999 through July 2001. Prior to that, she was
                                                     Senior Vice President and Deputy General Counsel at Oppenheimer
                                                     Capital from April 1989 through November 1999.

Bryan McKigney, 48,             One year term for    Mr. McKigney is a Managing Director and the Chief Administrative
c/o Oppenheimer Asset              President and     Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.                     CEO; since       financial services industry since 1981 and has held various management
200 Park Avenue                September 23, 2004.   positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
New York, NY 10166             Indefinite term for   the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
President, CEO, and Manager       Manager; since     of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                                 December 1, 2004;   Multi-Sector Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                                     Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                                     Xanthus Fund, L.L.C., which are affiliates.

* "Interested Person" of the Company as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.
(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.
(2) Officers are not compensated by the Company.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Advantage Advisers Whistler Fund, L.L.C.
             -------------------------------------------------------

By (Signature and Title)*   /s/ Bryan McKigney
                           -----------------------------------------
                            Bryan McKigney, Chief Executive Officer
                            (principal executive officer)

Date                       December 5, 2006  `
     ---------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                          ------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                       December 5, 2006
     ---------------------------------------------------------------


By (Signature and Title)*   /s/ Vineet Bhalla
                          ------------------------------------------
                          Vineet Bhalla, Principal Financial Officer
                          (principal financial officer)

Date                       December 5, 2006
     ---------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.